Submission	Feb. 28, 2025
Submission [Line Items]
Central Index Key	0001869198
Registrant Name	Life Time Group Holdings, Inc.
Registration File Number	333-281465
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES